Warrants (Details Narrative) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 18, 2025 USD ($) $ / shares shares	Dec. 23, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 09, 2025 £ / shares	Oct. 09, 2025 USD ($)	Dec. 23, 2024 £ / shares shares	Aug. 15, 2024 $ / shares shares	Feb. 29, 2024 $ / shares
Class of Warrant or Right [Line Items]
Warrant exercise price | $ / shares								$ 8
Warrant intrinsic value | $ / shares			$ 0
Service Agreement [Member]
Class of Warrant or Right [Line Items]
Warrant intrinsic value | $ / shares			$ 2.56
Registered Offering [Member]
Class of Warrant or Right [Line Items]
Warrants | shares			5,000,000
Net procceds from offering | $		$ 13.8
Registered Offering [Member] | H.C. Wainwright & Co., LLC [Member]
Class of Warrant or Right [Line Items]
Percentage of aggregate gross proceeds		5.50%				5.50%
Subscription Agreement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants | shares			569,982
Armada Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable | shares							1
Warrant exercise price | $ / shares							$ 11.5
Number of securities called by warrants or rights | shares							1
Rezolve Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants | shares			7,449,994
Tranche Two [Member]
Class of Warrant or Right [Line Items]
Fair value of warrant liability recognized | $			$ 0.7
Tranche Three [Member]
Class of Warrant or Right [Line Items]
Fair value of warrant liability recognized | $			$ 0.7
Warrant [Member] | Registered Offering [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable | shares	5,000,000	5,000,000				5,000,000
Price per share | $ / shares		$ 3
Warrant exercise price | $ / shares	$ 3	$ 3
Number of securities called by warrants or rights | shares	5,000,000	5,000,000				5,000,000
Ordinary Shares [Member] | Service Agreement [Member]
Class of Warrant or Right [Line Items]
Common stock, par value | £ / shares				£ 0.0001
Ordinary Shares [Member] | Registered Offering [Member]
Class of Warrant or Right [Line Items]
Ordinary shares issued, shares | shares	5,000,000	5,000,000	5,000,000
Common stock, par value | £ / shares						£ 0.0001
Price per share | $ / shares		$ 3
Net procceds from offering | $	$ 15.0
Ordinary Shares [Member] | Tranche One [Member] | Service Agreement [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right tranche exercise amount | $					$ 5.5
Ordinary Shares [Member] | Tranche Two [Member] | Service Agreement [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right tranche exercise amount | $					5.5
Ordinary Shares [Member] | Tranche Three [Member] | Service Agreement [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right tranche exercise amount | $					$ 5.5
Ordinary Shares [Member] | Minimum [Member] | Registered Offering [Member]
Class of Warrant or Right [Line Items]
Weighted average price | $ / shares		$ 6